Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Employee Benefit Plans
Employee Benefit Plans

11. Employee Benefit Plans

The Group's PRC subsidiaries and VIEs are required by law to contribute a certain percentage of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed $21,542,245,  $15,096,793, and $14,444,210 for the years ended December 31, 2017, 2018 and 2019, respectively, for such benefits.